3: Law Offices

Law Offices

Roberts & Henry

504 Talbot St.

P.O. Box 1138

St. Michaels, MD 21663

____

(410) 822-4456

July 12, 2001

Securities and Exchange Commission

File Desk

Judiciary Plaza 450 5th Street, N.W.

Washington, DC 20549

Re: Copley Fund, Inc.

File No. 811-2815

Gentlemen:

Pursuant to Rule 497J, the Fund hereby represents that no material changes have been made in the definitive copy of the Fund's Prospectus and SAI contained in the referenced Registration Statement.

Sincerely,

/s/ Thomas C. Henry

Thomas C. Henry

TCH/pt